Right-of-use assets and lease debt (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Company right of use asset and Lease liabilities [Abstract]
Schedule of detailed information about right-of-use assets and lease liabilities
At December 31, 2019, 2020 and 2021 the
right-of-use
assets and lease liabilities are as follows:

	Right-of-use assets								Liability related to right-of-use of assets
	Towers & Sites		Property		Other equipment		Total
As of January 1, 2019	Ps.	94,252,098	Ps.	21,075,884	Ps.	4,750,320	Ps.	120,078,302	Ps.	119,387,660
Additions and release		6,364,508		921,542		729,001		8,015,051		7,437,621
Business Combinations		9,668,507		—		—		9,668,507		10,810,111
Modifications		7,474,469		1,288,974		728,837		9,492,280		8,363,045
Depreciation		(17,286,497)		(4,941,222)		(1,365,847)		(23,593,566)		—
Interest expense		—		—		—		—		7,940,240
Payments		—		—		—		—		(26,765,075)
Translation adjustment		(4,370,636)		(905,808)		(380,907)		(5,657,351)		(6,576,869)

Balance at December 31, 2019	Ps.	96,102,449	Ps.	17,439,370	Ps.	4,461,404	Ps.	118,003,223	Ps.	120,596,733

	Right-of-use assets								Liability related to right-of-use of assets
	Towers & Sites		Property		Other equipment		Total
Balance at the beginning of the year	Ps.	96,102,449	Ps.	17,439,370	Ps.	4,461,404	Ps.	118,003,223	Ps.	120,596,733
Additions and release		5,745,869		309,576		1,514,519		7,569,964		4,833,959
Modifications		8,559,335		(3,035,831)		1,048,858		6,572,362		7,769,326
Depreciation		(22,064,413)		(3,440,428)		(2,866,244)		(28,371,085)		—
Interest expense		—		—		—		—		9,134,288
Payments		—		—		—		—		(29,623,565)
Translation adjustment		(3,124,365)		932,748		393,997		(1,797,620)		(3,383,500)

Balance at December 31, 2020	Ps.	85,218,875	Ps.	12,205,435	Ps.	4,552,534	Ps.	101,976,844	Ps.	109,327,241

	Right-of-use assets								Liability related to right-of-use of assets
	Towers & Sites		Property		Other equipment		Total
Balance at the beginning of the year	Ps.	85,218,875	Ps.	12,205,435	Ps.	4,552,534	Ps.	101,976,844	Ps.	109,327,241
Additions and release		3,145,941		482,456		1,052,022		4,680,419		3,060,042
Modifications		10,945,985		1,024,573		998,161		12,968,719		12,535,394
Depreciation		(20,699,207)		(3,221,499)		(2,630,526)		(26,551,232)		—
Interest expense		—		—		—		—		7,301,216
Payments		—		—		—		—		(30,544,750)
Translation adjustment		(2,054,566)		(554,260)		(93,531)		(2,702,357)		(3,024,918)

Balance at December 31, 2021	Ps.	76,557,028	Ps.	9,936,705	Ps.	3,878,660	Ps.	90,372,393	Ps.	98,654,225

Schedule of maturity of lease liabilities
The lease debt of the Company is integrated according to its maturities as follows:

	2021
Short term	Ps.	27,632,357
Long term		71,021,868

Total	Ps.	98,654,225

The Company’s long-term debt maturities as of December 31, 2021 are as follows:

Year ended December 31,
2023	Ps.	13,370,533
2024		22,664,124
2025		10,342,707
2026 and thereafter		24,644,504

Total	Ps.	71,021,868

Summary of lease cost recognized expenses
During the years ended December 31, 2019, 2020 and 2021, the Company recognized expenses as follows:

	2019
	Others		Related parties		Total
Depreciation expense of right-of-use assets	Ps.	18,176,521	Ps.	5,417,045	Ps.	23,593,566
Interest expense on lease liabilities		5,654,721		2,285,519		7,940,240
Expense relating to short-term leases		1,978,403		1,958		1,980,361
Expense relating to leases of low-value assets		25,935		—		25,935
Variable lease payments		1,299,502		—		1,299,502

Total	Ps.	27,135,082	Ps.	7,704,522	Ps.	34,839,604

	2020
	Others		Related parties		Total
Depreciation expense of right-of-use assets	Ps.	22,404,924	Ps.	5,966,161	Ps.	28,371,085
Interest expense on lease liabilities		7,081,693		2,052,595		9,134,288
Expense relating to short-term leases		32,238		—		32,238
Expense relating to leases of low-value assets		2,883		—		2,883
Variable lease payments		78,494		—		78,494

Total	Ps.	29,600,232	Ps.	8,018,756	Ps.	37,618,988

	2021
	Others		Related parties		Total

Depreciation expense of right-of-use assets	Ps.	19,932,316	Ps.	6,618,916	Ps.	26,551,232
Interest expense on lease liabilities		6,212,774		1,088,442		7,301,216
Expense relating to short-term leases		29,833		—		29,833
Expense relating to leases of low-value assets		685		—		685
Variable lease payments		68,236		—		68,236

Total	Ps.	26,243,844	Ps.	7,707,358	Ps.	33,951,202